Fair Value Measurement Financial Instruments	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 9 – Fair Value Measurement Financial Instruments

As of December 31, 2013 and 2012, the Company believes the carrying values of cash and cash equivalents and receivables and payables from affiliates, accounts payable, accrued liabilities, distribution payable and notes payable approximate their fair values based on their highly-liquid nature and/or short-term maturities, including prepayment options.  As of December 31, 2013, the carrying value and approximate fair value of the mortgage payables, as presented on the balance sheet, were $111.3 million and $111.0 million, respectively.  The fair value of mortgage payables is estimated based on the Company’s current interest rates (Level 3 inputs) for similar types of borrowing arrangements.  The only nonrecurring fair value measurements during the years ended December 31, 2013 and 2012 were in connection with the consolidation of previously unconsolidated properties, as discussed in Note 3, “Real Estate Assets Held for Sale and Sale of Joint Venture Equity Interests.”